EQUITY - Stock options using the Black-Scholes option pricing model and used the assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY
Risk-free interest rate	0.73%	0.13%	2.50%
Contractual term (years)		2.00
Expected volatility	66.00%	42.00%	39.00%
Expected dividends	0.00%	0.00%	0.00%
Minimum
EQUITY
Contractual term (years)	1	2.00
Maximum
EQUITY
Contractual term (years)	3